Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 16,136	$ 15,218	$ 14,154	$ 20,274	$ 15,966	$ 12,720	$ 13,063	$ 11,096	$ 9,269	$ 9,344	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 15,835	15,054	14,103	20,360	16,154	12,962	13,410	11,485	9,663	9,816	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 16,656	15,752	14,689	21,097	16,652	13,296	13,690	11,667	9,760	9,869	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Account Value		$ 17,763	16,702	15,478	22,089	17,334	13,748	14,066	11,905	9,899	9,938	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value		$ 17,502	16,472	15,280	21,840	17,155	13,626	13,968	11,839	9,863	9,925	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value		$ 74,432	65,672	56,853	67,294	58,401	62,050	57,432	55,202	50,461	47,420	50,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Index-NR
Account Value		$ 15,066	13,728	12,105	14,285	11,179	11,106	11,364	10,727	9,014	9,543	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Account Value		$ 16,049	14,431	12,356	14,421	11,066	11,255	11,555	10,860	9,221	9,973	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Index-NR
Account Value		$ 15,066	13,728	12,105	14,285	11,179	11,106	11,364	10,727	9,014	9,543	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Account Value		$ 16,049	14,431	12,356	14,421	11,066	11,255	11,555	10,860	9,221	9,973	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Index-NR
Account Value		$ 15,066	13,728	12,105	14,285	11,179	11,106	11,364	10,727	9,014	9,543	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Account Value		$ 16,049	14,431	12,356	14,421	11,066	11,255	11,555	10,860	9,221	9,973	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Index-NR
Account Value		$ 15,066	13,728	12,105	14,285	11,179	11,106	11,364	10,727	9,014	9,543	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Account Value		$ 16,049	14,431	12,356	14,421	11,066	11,255	11,555	10,860	9,221	9,973	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Index-NR
Account Value		$ 15,066	13,728	12,105	14,285	11,179	11,106	11,364	10,727	9,014	9,543	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index-NR
Account Value		$ 16,049	14,431	12,356	14,421	11,066	11,255	11,555	10,860	9,221	9,973	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 49,692	48,245	49,587	58,053	57,601	53,410	50,516	50,762	51,418	46,980	50,000
JP Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan EMBI Global Diversified Index
Account Value		$ 65,589	60,072	56,477	69,963	67,200	65,261	58,805	58,763	55,944	50,301	50,000
JP Morgan EMBI Global Diversified ex-GCC Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	JP Morgan EMBI Global Diversified ex-GCC Index1
Account Value		$ 59,130	53,717	49,860	63,707	61,015	60,052	54,121	54,072	51,450	47,420	50,000
JP Morgan GBI-EM Broad Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan GBI-EM Broad Diversified Index
Account Value		$ 52,439	52,069	46,008	54,733	52,590	52,651	48,498	49,643	45,948	43,819	50,000
ICE BofA Emerging Market Corporate Plus (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Emerging Market Corporate Plus (USD Hedged) Index
Account Value		$ 66,220	$ 60,819	$ 58,876	$ 69,449	$ 66,525	$ 62,784	$ 57,259	$ 57,019	$ 54,250	$ 50,590	$ 50,000

[1]
1	Due to data availability, performance for the JPM EMBI Global Diversified ex-GCC Index is shown starting 12/31/15 using the Fund’s value on that date. Values prior to 12/31/2015 reflect the performance of the Fund.